Summary of Significant Accounting Policies - Schedule of Impact in Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TOTAL DEFICIT	$ 49,109,101	$ 21,521,971	$ 26,558,636
NET LOSS	34,171,193	5,873,743
Gemini Direct Investment LLC and Subsidiaries [Member]
TOTAL ASSETS	111,562,880	88,304,215
TOTAL LIABILITIES	62,453,779	66,782,244
TOTAL DEFICIT	49,109,101	21,521,971
TOTAL LIABILITIES AND DEFICIT	111,562,880	88,304,215
NET LOSS	34,171,193	5,873,743
NET CASH FLOWS	12,586,985	(9,223,013)
Gemini Direct Investment LLC and Subsidiaries [Member] | Increase [Member]
TOTAL ASSETS	4,394,463	3,729,453
TOTAL LIABILITIES	5,201,315	2,692,029
TOTAL DEFICIT	4,407,523	921,172
TOTAL LIABILITIES AND DEFICIT	9,608,838	3,613,201
NET LOSS	4,040,677	1,279,678
NET CASH FLOWS	$ 13,649,515	$ 4,892,879